SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Accounting Policies [Abstract]
FDIC limit	$ 250,000	$ 250,000
Estimated useful life	5 years